INVESTMENT OPERATIONS - Schedule of Gross Unrealized Losses and Fair Value of Investments Not Deemed to be Other-Than-Temporary (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
Fair Value
Less Than 12 Months	$ 10,273	$ 2,222
12 Months or More	827	1,106
Total	11,100	3,328
Unrealized Loss
Less Than 12 Months	(239)	(56)
12 Months or More	(56)	(76)
Total	(295)	(132)
Residential mortgage-backed securities
Fair Value
Less Than 12 Months	4,615	386
12 Months or More	15	9
Total	4,630	395
Unrealized Loss
Less Than 12 Months	(102)	(1)
12 Months or More	0
Total	(102)	(1)
Commercial mortgage-backed securities
Fair Value
Less Than 12 Months	129	263
12 Months or More	88	30
Total	217	293
Unrealized Loss
Less Than 12 Months	(1)	(16)
12 Months or More	(6)	(4)
Total	(7)	(20)
Other asset-backed securities
Fair Value
Less Than 12 Months	249	146
12 Months or More	47	326
Total	296	472
Unrealized Loss
Less Than 12 Months	(1)	(2)
12 Months or More	(1)	(5)
Total	(2)	(7)
U.S. government-related securities
Fair Value
Less Than 12 Months	306	311
12 Months or More	158	1
Total	464	312
Unrealized Loss
Less Than 12 Months	(13)	(3)
12 Months or More	(12)
Total	(25)	(3)
Other government-related securities
Fair Value
Less Than 12 Months	76	19
12 Months or More	0	7
Total	76	26
Unrealized Loss
Less Than 12 Months	(2)
12 Months or More	0	(1)
Total	(2)	(1)
States, municipals, and political subdivisions
Fair Value
Less Than 12 Months	37	34
12 Months or More	4	5
Total	41	39
Unrealized Loss
Less Than 12 Months	(1)	(1)
12 Months or More	0
Total	(1)	(1)
Corporate securities
Fair Value
Less Than 12 Months	4,841	1,063
12 Months or More	515	728
Total	5,356	1,791
Unrealized Loss
Less Than 12 Months	(119)	(33)
12 Months or More	(37)	(66)
Total	(156)	$ (99)
Redeemable preferred stocks
Fair Value
Less Than 12 Months	20
12 Months or More	0
Total	20
Unrealized Loss
Less Than 12 Months	0
12 Months or More	0
Total	$ 0